Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Losses Associated with Derivative Instruments
The following table outlines the (gains) losses associated with derivative instruments:

	Years ended December 31,
	2019	2018
Realized loss on copper put options	2,834	2,264
Unrealized gain on copper put options	-	(1,970)
	2,834	294